EQUITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Roll Forward]
Beginning balance	$ 4,185,304	$ 2,937,548	$ 4,503,695
Legal reserves	(89,839)	552,213	(26,540)
End balance	4,267,236	4,185,304	2,937,548
Other Sundry Reserves [Member]
Equity [Roll Forward]
Beginning balance	2,640,281	2,634,679	2,635,748
Legal reserves	(501)	5,602	(1,069)
End balance	$ 2,639,780	$ 2,640,281	$ 2,634,679